Tax (Tables)	6 Months Ended
Jun. 30, 2024
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2024	2023
Continuing operations	£m	£m
Profit before tax	3,029	3,589

Expected tax charge	(757)	(843)
Losses and temporary differences in period where no deferred tax assets recognised	(10)	(38)
Foreign profits taxed at other rates	17	(21)
Items not allowed for tax:
- losses on disposals and write-downs	(9)	(1)
- UK Bank Levy	(16)	(12)
- regulatory and legal actions	(3)	(3)
- other disallowable items	(17)	(18)
Non-taxable items:
- FX recycling on UBIDAC capital reduction	—	75
- RPI-related uplift on index-linked gilts	18	6
- other non-taxable items	4	8
Taxable foreign exchange movements	2	6
Unrecognised losses bought forward and utilised	12	8
Banking surcharge	(81)	(144)
Pillar 2 top-up tax	(11)	—
Tax on paid-in equity dividends	33	22
Adjustments in respect of prior years	17	(106)
Actual tax charge	(801)	(1,061)